Average Annual Total Returns - FidelityMunicipalCorePlusBondFund-RetailPRO - FidelityMunicipalCorePlusBondFund-RetailPRO - Fidelity Municipal Core Plus Bond Fund	Apr. 01, 2025
Fidelity Municipal Core Plus Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.84%
Since Inception	4.42%	[1]
Fidelity Municipal Core Plus Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.82%
Since Inception	4.41%	[1]
Fidelity Municipal Core Plus Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.54%
Since Inception	4.22%	[1]
LB015
Average Annual Return:
Past 1 year	1.05%
Since Inception	3.27%
IXU23
Average Annual Return:
Past 1 year	1.61%
Since Inception	3.39%

[1]	A From February 16, 2023 .